Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted average remaining lease term	4 years 6 months	5 years 6 months
Weighted average discount rate	4.60%	4.60%
Contractual obligation	$ 3,300	$ 2,900
Contractual obligation, term	3 months